ACQUISITION OF RE/MAX HOLDINGS, INC. (Details Narrative) - Definitive Agreement [Member] - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Apr. 26, 2026
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Secured bridge loan facility amount			$ 550.0
Issuance costs		$ 4.8
Expenses related to agreement	$ 11.6	$ 11.9